Changes in non-cash working capital increase (decrease) - Summary of Changes in Non-cash Working Capital (Increase) Decrease (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Increase Decrease In Non-cash Working Capital [line items]
Accounts receivable	$ 12.6	$ (13.7)
Prepaid expenses and other	(2.1)	(1.6)
Accounts payable, accrued liabilities and other non-current liabilities	2.6	78.7
Net changes in non cash working capital	13.1	63.4
Operating activities	13.6	34.8
Investing activities	(0.5)	28.6
Net changes in non cash working capital	13.1	63.4
Interest paid in cash	$ 27.5	$ 29.2